Other Assets and Receivables - Summary of Real Estate Held for Own Use and Equipment (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of other assets and receivables [Line Items]
Beginning balance	€ 572	€ 575
Ending balance	530	572
Carrying value [member]
Disclosure of other assets and receivables [Line Items]
Beginning balance	1,046	986
Additions	71	67
Acquired through business combinations	11
Capitalized subsequent expenditure	1	2
Disposals	(179)	(12)
Unrealized gains/(losses) through equity	8	8
Transfer to investments in real estate		(15)
Transfers to disposal groups	(5)
Net exchange differences	(74)	10
Other	7
Ending balance	885	1,046
Accumulated amortization, depreciation and impairment losses [member]
Disclosure of other assets and receivables [Line Items]
Beginning balance	474	411
Depreciation through income statement	71	63
Disposals	(159)	(9)
Impairment losses		7
Impairment losses reversed	(1)
Transfers to disposal groups	(5)
Net exchange differences	(30)	2
Other	6
Ending balance	355	474
General account real estate held for own use [member]
Disclosure of other assets and receivables [Line Items]
Beginning balance	332	338
Ending balance	307	332
General account real estate held for own use [member] | Carrying value [member]
Disclosure of other assets and receivables [Line Items]
Beginning balance	453	442
Additions	3	8
Capitalized subsequent expenditure	1	2
Disposals	(34)	(1)
Unrealized gains/(losses) through equity	8	8
Transfer to investments in real estate		(15)
Net exchange differences	(34)	8
Ending balance	396	453
General account real estate held for own use [member] | Accumulated amortization, depreciation and impairment losses [member]
Disclosure of other assets and receivables [Line Items]
Beginning balance	121	104
Depreciation through income statement	8	9
Disposals	(28)
Impairment losses		7
Impairment losses reversed	(1)
Net exchange differences	(10)	2
Ending balance	90	121
Equipment 1 [member]
Disclosure of other assets and receivables [Line Items]
Beginning balance	241	237
Ending balance	223	241
Equipment 1 [member] | Carrying value [member]
Disclosure of other assets and receivables [Line Items]
Beginning balance	593	544
Additions	68	58
Acquired through business combinations	11
Disposals	(144)	(11)
Transfers to disposal groups	(5)
Net exchange differences	(40)	2
Other	7
Ending balance	488	593
Equipment 1 [member] | Accumulated amortization, depreciation and impairment losses [member]
Disclosure of other assets and receivables [Line Items]
Beginning balance	352	307
Depreciation through income statement	63	54
Disposals	(131)	(9)
Transfers to disposal groups	(5)
Net exchange differences	(20)
Other	6
Ending balance	€ 265	€ 352